Derivatives Recognized as Hedging Instruments - Summary of Periods in which Cash Flows Associated with Cash Flow Hedges are Expected to Occur and Fair Values of Related Hedging Instruments (Detail) - Cash Flow Hedges [member] - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	$ 7,456	$ 23,539
Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	2,566	20,549
Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	4,890	2,990
Later Than One Month and Not Later Than Twelve Months [member] | Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	2,566	20,549
Later Than One Month and Not Later Than Twelve Months [member] | Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	112
Later Than Twelve Months and Not Later Than Twenty Four Months [member] | Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	$ 4,778	$ 2,990